Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 06, 2018	Jul. 02, 2018
Short-term investments	$ 3,551,968	$ 11,073,200	$ 28,233,035
Interest income	243,661	536,345	517,359
Allowance for doubtful accounts receivable	23,982	128,106
Accounts receivable written off	856,383
Inventory reserve	1,158,551
Long-term investments	1,046,360	995,131
Loss on disposal of equipment and machinery	1,200,000
Long-lived assets impairment	281,680
Right-of-use lease assets, net	5,123,898
Lease liabilities	$ 1,373,015
Tax benefit percentage	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded.
Penalties or interest of income taxes
Value added taxes rate description	The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Cash and cash equivalents	$ 879,040	$ 1,773,713
Accounts Receivable [Member]
Concentration risk, percentage	92.00%
Customers One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	73.00%	25.00%
Customers One [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	27.60%	28.10%	24.90%
Customers Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	20.00%	18.00%
Customers Two [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	6.50%	13.50%	14.00%
Customers Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	17.00%
Customers Three [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	4.40%	5.60%	7.40%
Customers Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	13.00%
Customers [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	49.00%	42.50%	50.20%
Software [Member]
Intangible asset, useful life	10 years
Land [Member]
Intangible asset, useful life	50 years
Minimum [Member]
Investments percentage	1.75%
Maximum [Member]
Investments percentage	3.95%
Ownership percentage															20.00%
Dogness Intelligence Technology Co Ltd [Member]
Noncontrolling interest rate	42.00%							42.00%
Ownership percentage														58.00%
Dogness Japan Co Ltd [Member]
Noncontrolling interest rate	49.00%							49.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Noncontrolling interest rate	48.80%							48.80%
Nanjing Rootaya Intelligence Technology Co Ltd [Member]
Impairment loss on investment	$ 177,750
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage												10.00%	10.00%
Long-term investments												$ 177,750
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments | ¥													¥ 12,500,000
Three Unrelated Shareholders [Member] | Equity Investment Agreement [Member]
Ownership percentage												90.00%	90.00%
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments										$ 8,000,000
Dogness Network Technology Co., Ltd [Member]
Ownership percentage														10.00%
Impairment loss on investment
Dogness Network Technology Co., Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage									10.00%
Long-term investments									$ 1,131,200
Capital contribution	(622,160)
Dogness Network Technology Co., Ltd [Member] | Equity Investment Agreement [Member] | Forecast [Member]
Capital contribution				$ 300,000
Dogness Network Technology Co., Ltd [Member] | Equity Investment Agreement [Member] | Subsequent Event [Member]
Capital contribution						$ 200,000
Dogness Network Technology Co., Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Capital contribution | ¥								¥ 4,400,000
Dogness Network Technology Co., Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member] | Forecast [Member]
Capital contribution | ¥					¥ 2,000,000
Dogness Network Technology Co., Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member] | Subsequent Event [Member]
Capital contribution | ¥							¥ 1,600,000
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments | ¥											¥ 3,000,000
Linsun Smart Technology Co Ltd [Member]
Impairment loss on investment
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage										13.00%	13.00%
Long-term investments										$ 424,200
Guangdong Dogness Network [Member] | Customers Two [Member] | Accounts Receivable [Member]
Concentration risk, percentage	23.00%
Two Supplier [Member] | Raw Material [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage	35.10%
Supplier One [Member] | Raw Material [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage	23.30%
Supplier Two [Member] | Raw Material [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage	11.80%
Supplier[Member] | Maximum [Member] | Raw Material [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage		10.00%	10.00%